Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 SGD ($) Segment shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Impairment of long-lived assets		$ 0	$ 0
Number of operating segment | Segment	2
Foreign currency translation rate	US$ 0.7320 = S$1
Antidilutive securities | shares	0	0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage		4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	6.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage		15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	5.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	6.00%
Cost of Sales [Member] | Customer Concentration Risk [Member] | Microsoft Regional Sales Pte Ltd. [Member]
Product Information [Line Items]
Concentration risk percentage	40.00%	19.00%
Cost of Sales [Member] | Customer Concentration Risk [Member] | Ingram Micro Asia Marketplace Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	37.00%	6.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Microsoft Regional Sales Pte Ltd. [Member]
Product Information [Line Items]
Concentration risk percentage	47.00%	59.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Ingram Micro Asia Marketplace Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	20.00%
Maximum [Member]
Product Information [Line Items]
Cash insured amount	$ 75,000